Summary of Change in Net Unrealized Gains and Losses Reported in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Equity [Abstract]
Balance at beginning of year	$ 1,335	$ 553
Cumulative effect of adoption of accounting principle	(7)	232	[1],[2]
Adjusted balance at beginning of year	1,328	553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)
Unrealized (losses) gains on available-for-sale securities	(1,588)	574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)		24
Change in net unrealized (losses) gains on available-for-sale securities	(1,588)	550		$ 237
Cumulative effect of adoption of accounting principle	(7)	232	[1],[2]
Balance at end of year	$ (260)	$ 1,335		$ 553

[1]	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.
[2]	Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.